Equity - Schedule of changes in treasury shares (Details) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Opening balance	€ (765)	€ (1,994)	€ (1,205)
Purchased/sold for trading purposes	6	2	(7)
Purchased under staff share plans	(64)	(43)	(42)
Distributed under staff share plans	60	43	41
Purchased under Share buyback programme	(3,641)	(3,774)	(3,482)
Cancelled under Share buyback programme	2,000	5,000	2,701
Closing balance	€ (2,404)	€ (765)	€ (1,994)
Beginning balance, ordinary shares (in shares)	3,147,391	3,498,194	3,726,539
Issue of shares (in shares)			5
Cancelled Share buyback programme (in shares)	(125,848)	(350,803)	(228,350)
Ending balance, ordinary shares (in shares)	3,021,543	3,147,391	3,498,194
Treasury shares
Disclosure of equity [Line Items]
Beginning balance, ordinary shares (in shares)	51,117	154,571	107,395
Issue of shares (in shares)	(480)	(211)	464
Purchased under staff share and stock option plans (in shares)	3,674	3,319	3,156
Distributed under staff share and stock option plans (in shares)	(3,460)	(3,343)	(3,106)
Share buyback programme (in shares)	194,102	247,584	275,013
Ending balance, ordinary shares (in shares)	119,105	51,117	154,571